Receivables from Financial Services	12 Months Ended
Mar. 31, 2025
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Receivables from Financial Services
(7) Receivables from Financial Services
The finance subsidiaries of the Company provide various financial services to customers and dealers in order to support the sale of products. These receivables from financial services are categorized as follows:
Consumer finance receivables:
Retail receivables primarily consist of receivables from installment contracts with customers.
Finance lease receivables primarily consist of receivables from non-cancelable
auto leases with customers.

Dealer finance receivables:
Wholesale receivables primarily consist of financing receivables from dealers for the purchase of inventories and dealer loans.
Receivables from financial services are mainly classified into financial assets measured at amortized cost.
Receivables from financial services as of March 31, 2024 and 2025 consist of the following:

	Yen (millions)
	2024	2025
Consumer finance receivables:
Retail	¥7,330,459	¥8,034,504
Finance lease	230,139	253,559
Dealer finance receivables:
Wholesale	707,035	746,066

Subtotal	¥8,267,633	¥9,034,129

Allowance for credit losses	¥(68,999)	¥(82,125)
Unearned interest income and fees	(23,364)	(23,387)

Total	¥8,175,270	¥8,928,617

Current assets	¥2,558,594	¥2,755,800
Non-current assets	5,616,676	6,172,817

Total	¥8,175,270	¥8,928,617

Finance lease receivables
The lease payments receivable under the finance leases by maturity as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Within 1 year	¥36,880	¥40,726
Between 1 and 2 years	42,831	46,851
Between 2 and 3 years	26,085	25,814
Between 3 and 4 years	18,064	18,542
Between 4 and 5 years	6,150	6,600
Later than 5 years	8,414	9,646

Undiscounted lease payments receivable	¥138,424	¥148,179

Unearned finance income	¥(12,134)	¥(11,623)

Unguaranteed residual value	¥80,485	¥93,616

Net investment in the lease	¥206,775	¥230,172

For the nature of the lessor’s leasing activities and the risk management strategy, see note 3(i) and (j).

Allowance for credit losses
The changes in the allowance for credit losses on receivables from financial services for the years ended March 31, 2023, 2024 and 2025 are as follows:
For the years ended March 31, 2023, 2024 and 2025

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Retail:
Balance as of April 1, 2022	¥23,789	¥5,514	¥7,464	¥36,767

Remeasurement	¥868	¥5,288	¥20,673	¥26,829
Write-offs	—	—	(19,942)	(19,942)
Exchange differences on translating foreign operations	1,810	270	349	2,429

Balance as of March 31, 2023	¥26,467	¥11,072	¥8,544	¥46,083

Remeasurement	¥6,823	¥1,732	¥40,899	¥49,454
Write-offs	—	—	(36,663)	(36,663)
Exchange differences on translating foreign operations	3,849	1,474	1,282	6,605

Balance as of March 31, 2024	¥37,139	¥14,278	¥14,062	¥65,479

Remeasurement	¥5,422	¥5,695	¥59,389	¥70,506
Write-offs	—	—	(54,155)	(54,155)
Exchange differences on translating foreign operations	(1,533)	(484)	(1,363)	(3,380)

Balance as of March 31, 2025	¥41,028	¥19,489	¥17,933	¥78,450

Finance lease:
Balance as of April 1, 2022	¥139	¥92	¥256	¥487

Remeasurement	¥49	¥(28)	¥(24)	¥(3)
Write-offs	—	—	(35)	(35)
Exchange differences on translating foreign operations	4	5	7	16

Balance as of March 31, 2023	¥192	¥69	¥204	¥465

Remeasurement	¥46	¥15	¥16	¥77
Write-offs	—	—	(43)	(43)
Exchange differences on translating foreign operations	17	10	29	56

Balance as of March 31, 2024	¥255	¥94	¥206	¥555

Remeasurement	¥(79)	¥105	¥132	¥158
Write-offs	—	—	(29)	(29)
Exchange differences on translating foreign operations	1	(1)	3	3

Balance as of March 31, 2025	¥177	¥198	¥312	¥687

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Wholesale:
Balance as of April 1, 2022	¥1,176	¥17	¥616	¥1,809

Remeasurement	¥(263)	¥(8)	¥463	¥192
Write-offs	—	—	33	33
Exchange differences on translating foreign operations	63	1	6	70

Balance as of March 31, 2023	¥976	¥10	¥1,118	¥2,104

Remeasurement	¥377	¥49	¥100	¥526
Write-offs	—	—	6	6
Exchange differences on translating foreign operations	149	3	177	329

Balance as of March 31, 2024	¥1,502	¥62	¥1,401	¥2,965

Remeasurement	¥172	¥(27)	¥154	¥299
Write-offs	—	—	(82)	(82)
Exchange differences on translating foreign operations	(6)	—	(188)	(194)

Balance as of March 31, 2025	¥1,668	¥35	¥1,285	¥2,988

Total:
Balance as of April 1, 2022	¥25,104	¥5,623	¥8,336	¥39,063

Remeasurement	¥654	¥5,252	¥21,112	¥27,018
Write-offs	—	—	(19,944)	(19,944)
Exchange differences on translating foreign operations	1,877	276	362	2,515

Balance as of March 31, 2023	¥27,635	¥11,151	¥9,866	¥48,652

Remeasurement	¥7,246	¥1,796	¥41,015	¥50,057
Write-offs	—	—	(36,700)	(36,700)
Exchange differences on translating foreign operations	4,015	1,487	1,488	6,990

Balance as of March 31, 2024	¥38,896	¥14,434	¥15,669	¥68,999

Remeasurement	¥5,515	¥5,773	¥59,675	¥70,963
Write-offs	—	—	(54,266)	(54,266)
Exchange differences on translating foreign operations	(1,538)	(485)	(1,548)	(3,571)

Balance as of March 31, 2025	¥42,873	¥19,722	¥19,530	¥82,125

For more information on allowance for credit losses, see note 25(c).